       As filed with the Securities and Exchange Commission on February 28, 2005


                                                               File Nos. 2-38827
                                                                        811-2143
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                 REGISTRATION STATEMENT UNDER THE
                 SECURITIES ACT OF 1933               [ ]

                 PRE-EFFECTIVE AMENDMENT NO.          [ ]
                 POST-EFFECTIVE AMENDMENT NO. 48      [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 38 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 663-2184

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                     ---------------------------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X] on April 30, 2005 pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2004 pursuant to Rule 24f-2 on March __, 2005.

      ANNUITY SERVICE OFFICE                             MAILING ADDRESS
        601 Congress Street                           Post Office Box 55230
 Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
 (617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com
             Fax No.:

                          Prospectus dated May 1, 2005
                                for interests in
                     John Hancock Variable Annuity Account U

                       Interests are made available under

                          ACCOMMODATOR VARIABLE ANNUITY

           a deferred or immediate variable annuity contract issued by
                       JOHN HANCOCK LIFE INSURANCE COMPANY

The contract enables you to earn investment-based returns in the following variable investment options:


                                                                Equity-Income

Small Cap Growth
                                Large Cap Growth                Managed

                                Blue Chip Growth
                                                                High Yield

Mid Cap Stock

                                                                Global Bond

                                Real Estate Securities


                                                                Bond Index B
International Equity Index
                                Mid Value
                                                                U.S. Government Securities
                                                                Short-Term Bond
Overseas Equity
                                Growth & Income II              Money Market B

                                500 Index B


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Account is contained in a Statement of Additional Information, dated the same date as this prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the above address or by telephoning (800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Account. We list the Table of Contents of the Statement of Additional Information on page 3.

In this prospectus, we refer to the issuer of the contract as "JHLICO," "WE," "US," "OUR," or "THE COMPANY." In addition John Hancock Variable Annuity Account U is referred to as the "VARIABLE ACCOUNT".

                                 TABLE OF CONTENTS


GUIDE TO THIS PROSPECTUS..................................
FEE TABLES................................................
    Examples..............................................
BASIC INFORMATION.........................................
  WHAT IS THE CONTRACT?...................................
  WHO OWNS THE CONTRACT?..................................
  IS THE OWNER ALSO THE ANNUITANT?........................
  HOW CAN I INVEST MONEY IN A CONTRACT?...................
    Premium Payments......................................
    Applying for a Contract...............................
    Limits on Premium Payments............................
    Ways to Make Premium Payments.........................
    Premium Payments by Wire..............................
  HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT
  CHANGE OVER TIME?.......................................
  WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?..........
  TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND
  CONDITIONS OF THE CONTRACTS?............................
    State Law Insurance Requirements......................
    Variations in Charges or Rates........................
  WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?.....
  HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?..
    Procedure for Transferring Your Assets................
    Dollar-Cost Averaging Program.........................
  WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?
    Mortality and Expense Risk Charge.....................
    Administrative Services Charge........................
    Annual Contract Fee...................................
    Premium Taxes.........................................
  HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?..............
    Surrenders and Partial Withdrawals....................
    Systematic Withdrawal Plan............................
  WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY
  CONTRACT'S DATE OF MATURITY?............................
    Guaranteed Minimum Death Benefit......................
  CAN I RETURN MY CONTRACT?...............................
  WHO SHOULD PURCHASE A CONTRACT?.........................
ADDITIONAL INFORMATION....................................
DESCRIPTION OF JHLICO.....................................
HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS............
    Information about the funds...........................
  DESCRIPTION OF CHARGES AT THE FUND LEVEL................
THE ACCUMULATION PERIOD...................................
    Your Value in our Variable Investment Options.........
    Valuation of Accumulation Units.......................
THE ANNUITY PERIOD........................................
    Date of Maturity for Deferred Annuity Contracts.......
    Immediate Variable Annuity Contracts..................
    Selecting an Annuity Option...........................
    Variable Monthly Annuity Payments.....................
    Assumed Investment Rate...............................
    Annuity Options.......................................
VARIABLE INVESTMENT OPTION VALUATION PROCEDURES...........
DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER........
MISCELLANEOUS PROVISIONS..................................
    Assignment; Change of Owner or Beneficiary............
TAX INFORMATION...........................................
    Our Income Taxes......................................
  CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN....
    Undistributed Gains...................................
    Annuity Payments......................................
    Surrenders, Withdrawals and Death Benefits............
    Penalty for Premature Withdrawals.....................
    Puerto Rico Annuity Contracts Not Purchased
    to Fund a Tax Qualified Plan..........................
  DIVERSIFICATION REQUIREMENTS............................
  CONTRACTS PURCHASED FOR A TAX QUALIFIED PLAN............
    Tax-Free Rollovers....................................
  TRADITIONAL IRAS........................................
  ROTH IRAS...............................................
  SIMPLE IRA PLANS........................................
  SIMPLIFIED EMPLOYEE PENSION PLANS (SEPS)................
  SECTION 403(b) PLANS....................................
  PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER
  SECTION 401(a)..........................................
  "TOP-HEAVY" PLANS.......................................
  SECTION 457 DEFERRED COMPENSATION PLANS.................
    Withholding on Rollover Distributions.................
    Puerto Rico Annuity Contracts Purchased to Fund
    a Tax-Qualified Plan..................................
  SEE YOUR OWN TAX ADVISER................................
PERFORMANCE INFORMATION...................................
REPORTS...................................................
VOTING PRIVILEGES.........................................
CERTAIN CHANGES...........................................
    Variations in Charges or Rates for Eligible Classes...
DISTRIBUTION OF CONTRACTS.................................
EXPERTS...................................................
APPENDIX A:         SPECIAL TERMS.........................
APPENDIX B - ILLUSTRATIVE CONTRACT VALUE..................
AND ANNUITY PAYMENT TABLES FOR ACCOMMODATOR CONTRACTS.....
    What The Tables Illustrate............................
APPENDIX U:  ACCUMULATION UNIT VALUE TABLES...............

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:


                               "SAI"
DISTRIBUTION..............................................

CALCULATION OF PERFORMANCE DATA...........................

OTHER PERFORMANCE INFORMATION.............................

CALCULATION OF ANNUITY PAYMENTS...........................

ADDITIONAL INFORMATION ABOUT DETERMINING
UNIT VALUES...............................................

PURCHASES AND REDEMPTIONS OF FUND SHARES..................

THE ACCOUNT...............................................

DELAY OF CERTAIN PAYMENTS.................................

LIABILITY FOR TELEPHONE TRANSFERS.........................

VOTING PRIVILEGES.........................................

FINANCIAL STATEMENTS......................................

                            GUIDE TO THIS PROSPECTUS

This is the prospectus - it is not a contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

Prospectuses for contracts often undergo certain changes in their terms from year to year to reflect changes in the contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the contract, the alteration of administrative procedures and changes in the investment options available. Any such change may or may not apply to contracts issued prior to the effective date of the change. This prospectus reflects the status of the product as of May 1, 2005. Therefore, this prospectus may contain information that is inapplicable to your contract. Moreover, there may be Supplements and fund prospectuses included in this package pertaining to variable investment options that are not available to you. You should consult your contract to verify whether any particular provision applies to you and whether you may elect any particular investment option. In the event of any conflict between this prospectus and your contract, the terms of your contract will control.

The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future. If your contract is a single premium immediate annuity contract, you may use up to four investment options. For other contracts, you may use up to ten.

When you select one or more of these variable investment options, we invest your money in NAV shares of a corresponding portfolio of the John Hancock Trust (the "Series Fund"). In this prospectus, the portfolios of the Series Fund are referred to as funds.

The Series Fund is a so-called "series" type mutual fund registered with the SEC. The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

       CONTRACTOWNER TRANSACTION EXPENSES                          ACCOMMODATOR VARIABLE ANNUITY
------------------------------------------------------------   ---------------------------------------
Sales Charge imposed at time of purchase on single premium              4% of the first $10,000
immediate contracts (as a percentage of purchase payments) 1            3% of the next $15,000
                                                                        2% of the next $75,000
                                                                 1% of all amounts over $100,000 plus
                                                               a $50 administrative expense deduction

Sales Charge imposed at time of purchase on single premium              4.5% of the first $10,000
deferred contracts (as a percentage of purchase payment) 1              3.5% of the next $15,000
                                                                        2.5% of the next $75,000
                                                                 1% of all amounts over $100,000 plus
                                                               a $50 administrative expense deduction

Sales Charge imposed at time of purchase on periodic payment            8% of the first $10,000
deferred contracts (as a percentage of purchase payments) 1             7% of the next $15,000
                                                                    3% of all amounts over $25,000

1) The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the contract anniversary nearest the annuitant's 65th birthday, no deduction is made for this benefit from payments made on or after this date. See "Guaranteed minimum death benefit," beginning on page 16.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

                                                                  ACCOMMODATOR VARIABLE ANNUITY
--------------------------------------------------    --------------------------------------------------------
Maximum Annual Contract Fee (2)                        $                 50

Current Annual Contract Fee-periodic                   $10 or, if less, 2% of the total value of your contract
premium deferred contracts only (3)

Separate Account Annual Expenses (as a
percentage of average account value) (4)
    Mortality and Expense Risk Charge                                 0.75%
    Administrative Services Charge                                    0.25%
Total Separate Account Annual Expenses                                1.00%

2) This charge is not currently imposed.

3) This charge applies only during the accumulation period for periodic premium deferred contracts. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender. This charge does not apply to single premium immediate or single premium deferred contracts.

4) This charge applies to all Accommodator Variable Annuity contracts. It applies to that portion of account value held in the variable investment options.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.

                 TOTAL ANNUAL FUND OPERATING EXPENSES                   MINIMUM    MAXIMUM
--------------------------------------------------------------------    -------    -------
Range of expenses that are deducted from fund assets, including          0.21%      1.96%
management fees, distribution and/or service (12b-1) fees, and other expenses

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.



                                                                                   TOTAL
                                          MANAGEMENT    RULE 12B-1     OTHER      ANNUAL
PORTFOLIO                                    FEES          FEES       EXPENSES    EXPENSES
--------------------------------------    ----------    ----------    --------    --------
JOHN HANCOCK TRUST - SERIES II SHARES:

Small Cap Growth Trust

Mid Cap Stock Trust(H)                        0.86%        0.25%        0.05%        1.16%

Overseas Equity Trust

Large Cap Growth Trust(H)                     0.85%        0.25%        0.06%        1.16%

Blue Chip Growth Trust(H)                     0.82%(C)     0.25%        0.04%        1.11%

Real Estate Securities Trust(H)               0.70%        0.25%        0.05%        1.00%

Mid Value

Growth & Income II Trust

500 Index Trust B

Managed Trust

High Yield Trust(H)                           0.68%        0.25%        0.07%        1.00%

Global Bond Trust(H)                          0.70%        0.25%        0.10%        1.05%

Bond Index Trust B

U. S Government Securities

Short-Term Bond Trust

Money Market Trust B

International Equity Index Trust (A)          0.55%        0.25%        0.06%        0.86%

                                                                                   TOTAL
                                          MANAGEMENT    RULE 12B-1     OTHER       ANNUAL
PORTFOLIO                                    FEES          FEES       EXPENSES    EXPENSES
--------------------------------------    ----------    ----------    --------    --------


+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:

                              MANAGEMENT
PORTFOLIO                        FEES
--------------------------    ----------
Science & Technology Trust      1.01%

Health Sciences Trust           1.02%

Blue Chip Growth Trust          0.79%

Equity-Income Trust             0.79%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

                                                       TOTAL
                                                       ANNUAL
PORTFOLIO                           OTHER EXPENSES    EXPENSES
--------------------------------    --------------    --------
Small Company Trust                    0.49%           1.79%

U.S. Global Leaders Growth Trust       0.50%           1.46%

Classic Value Trust                    0.50%           1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fee was as follows:

                             MANAGEMENT
PORTFOLIO                       FEES
---------------------------------------
Global Trust                   0.80%

International Value Trust      0.80%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                           BETWEEN$50
                                          MILLION AND    EXCESS OVER
                             FIRST $50       $500           $500
PORTFOLIO                    MILLION*      MILLION*       MILLION*
-------------------------    ---------    -----------    -----------
Financial Services Trust       0.85%         0.80%         0.75%

Fundamental Value Trust        0.85%         0.80%         0.75%

*as a percentage of average annual net assets.

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

EXAMPLES

The following examples are intended to help you compare the cost of investing in an Accommodator Variable Annuity contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and fund fees and expenses.

The first set of examples assume that you invest $10,000 in a single premium immediate annuity contract, single premium deferred annuity contract, or a periodic premium deferred annuity contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the maximum annual contact fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Accommodator Variable Annuity - single premium immediate annuity contract (maximum fund-level total operating expenses)


                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                 ------    -------    -------    --------
IF YOU BEGIN ANNUITY PAYMENTS AT THE EARLIEST
POSSIBLE DATE*:


* A single premium immediate annuity contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

Accommodator Variable Annuity - single premium deferred annuity contract (maximum fund-level total operating expenses)


                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                 ------    -------    -------    --------
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT:


Accommodator Variable Annuity - periodic premium (maximum fund-level total operating expenses)


                                                  1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ---------    ---------    --------    --------
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT:


The following set of examples also assumes that you invest $10,000 in a single premium immediate annuity contract, single premium deferred annuity contract, or a periodic premium deferred annuity contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Accommodator Variable Annuity - single premium immediate annuity contract (minimum fund-level total operating expenses)


                                                  1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ---------    ---------    --------    --------
IF YOU BEGIN ANNUITY PAYMENTS AT THE EARLIEST
POSSIBLE DATE*:


* A single premium immediate annuity contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

Accommodator Variable Annuity - single premium deferred annuity contract (minimum fund-level total operating expenses)

                                                  1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                ---------    ---------    --------    --------
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE END
OF THE APPLICABLE TIME PERIOD:

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT:


Accommodator Variable Annuity - periodic premium (minimum fund-level total operating expenses)


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                    ------    -------    -------    --------
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT:


BASIC INFORMATION

WHAT IS THE CONTRACT?

The contract is a variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Under a "variable" annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

This prospectus offers three versions of the contract. One version is a periodic premium deferred variable annuity contract. "Deferred" means that we will not begin to make annuity payments under the contract until a future date (called the date of maturity). Until then you may make additional premium payments into your contract. This is what we mean by "periodic payment" contract.

The second version of the contract is a single premium immediate variable annuity contract. By "single premium" we mean that only one lump sum premium payment is made. By "immediate" annuity, we mean that we start making annuity payments not more than one year after you pay your premium.

The third form of contract is a single premium deferred variable annuity contract. Under this contract, an initial lump sum premium is made, but we don't start making annuity payments until a future date of maturity. You are permitted to make one additional premium payment after your initial lump sum premium.

We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

WHO OWNS THE CONTRACT?

That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant if that person meets our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

PREMIUM PAYMENTS

We call the investments you make in your contract premiums or premium payments. You need at least an initial premium payment of $1,000 to purchase a periodic premium contract and at least $5,000 to purchase a single premium contract. There is an exception, however, if you purchase a single premium deferred contract with the proceeds of fixed benefit insurance policies and annuity contracts issued by John Hancock. In that case, the initial single premium need only be $2,000. You can make one additional payment of at least $2,500 into a single premium deferred contract. If you choose to contribute more money into a periodic premium contract, each subsequent premium payment must be at least $50.

APPLYING FOR A CONTRACT

An authorized representative of the broker-dealer through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

LIMITS ON PREMIUM PAYMENTS

While the annuitant is alive and the contract is in force, you can make premium payments to a periodic premium contract at any time before the contract date of maturity. However, your premium payments for the first contract year may not, unless we consent in writing, exceed twice the specified annual premium amount in your contract. (Payment of such specified premiums is not mandatory, however.) In subsequent contract years, you may not pay more than twice the largest amount of premiums you paid in any previous contract year.

We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

WAYS TO MAKE PREMIUM PAYMENTS

Premium payments made by check or money order should be:

      -     drawn on a U.S. bank,

      -     drawn in U.S. dollars, and

      -     made payable to "John Hancock" and sent to the Annuity Service
            Office.

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

We will also accept premium payments by wire. We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your John Hancock representative or by contacting the Annuity Service Office.

Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

PREMIUM PAYMENTS BY WIRE

If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

      -     issue a contract;

      -     accept premium payments; or

      -     allow other transactions.

After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the Annuity Service Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares. We describe the calculations under "The accumulation period," beginning on page 20.

Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

At any time before the date of maturity, the total value of your contract equals:

      -     the total amount you invested,

      -     minus all charges we deduct,

      -     minus all withdrawals you have made, and

      - plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If you have a deferred variable annuity contract that is still in effect on its date of maturity, it enters what is called the annuity period. An immediate annuity contract enters the annuity period immediately.

During the annuity period, we make a series of variable annuity payments to you as provided under one of our several annuity options. Under a deferred variable annuity contract, the form in which we will make the annuity payments and the proportion of such payments that will be based on each variable investment option depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

If you purchase an immediate annuity contract, your annuity payment option and the variable investment option or options on which it is based, are as you elect in your purchase application.

You should carefully review the discussion under "The annuity period," beginning on page 21, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

STATE LAW INSURANCE REQUIREMENTS

Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

VARIATIONS IN CHARGES OR RATES

We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

      -     partial withdrawal (including systematic withdrawals),

      -     full withdrawal("surrender"),

      -     payment of any death benefit proceeds, and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution,

      -     when the distribution is made,

      - the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

      -     the circumstances under which the payments are made.

If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

ALLOCATION OF PREMIUM PAYMENTS

When you apply for your contract, you specify the variable investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuity Service Center.

At any one time prior to the annuity period, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer amounts held in one investment option to any other investment option up to 4 times during each year of your contract up to the above-mentioned maximum of 18 investment options, and subject to the restrictions set forth below.

We do not impose a charge for transfer requests under your contract.

We have adopted policies and procedures to restrict frequent transfers of contract value among variable investment options. Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a the variable investment underlying Fund to increased portfolio transaction costs and disrupt the fund manager's ability to effectively manage a Fund's investment portfolio in accordance with the Fund's investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange - usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described below). Under the Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable investment option may be made. We apply the Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the contract's date of maturity.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.

PROCEDURE FOR TRANSFERRING YOUR ASSETS

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuity Service Center. Your request should include:

      -     your name,

      -     daytime telephone number,

      -     contract number,

      - the names of the investment options being transferred to and from each, and

      -     the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the Annuity Service Center.

TELEPHONE AND FACSIMILE TRANSACTIONS

If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

DOLLAR-COST AVERAGING PROGRAM

You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis before annuity payments start. The following conditions apply to the dollar-cost averaging program:

      - You may elect the program only if the total value of your contract equals $15,000 or more and you are NOT participating in the systematic withdrawal plan.

      -     The amount of each transfer must equal at least $250.

      - You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

      -     You may discontinue the program at any time.

      - The program automatically terminates on the earlier of (1) 12, 24, or 36 months (whichever you elect) or (2) when the variable investment option from which we are taking the transfers has been exhausted.

      - The program is only available for deferred contracts, and will automatically terminate on the date of maturity.

We reserve the right to suspend or terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

MORTALITY AND EXPENSE RISK CHARGE

We deduct the daily charge shown in the Fee Tables to compensate us primarily for mortality and expense risks that we assume under the contracts. We take the deduction proportionally from each investment option you are then using.

In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

ADMINISTRATIVE SERVICES CHARGE

We deduct the daily charge shown in the Fee Tables for administrative and clerical services that the contracts require us to provide. We take the deduction proportionally from each investment option you are then using.

ANNUAL CONTRACT FEE

We deduct this annual contract fee shown in the Fee Tables at the beginning of each contract year after the first. We take the deduction proportionally from each investment option you are then using. We reserve the right to increase the annual contract fee to $50.

PREMIUM TAXES

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

SURRENDERS AND PARTIAL WITHDRAWALS

Prior to your deferred contract's date of maturity, if the annuitant is living, you may:

      - surrender your contract for a cash payment of its "surrender value," or

      -     make a partial withdrawal of its surrender value.

The surrender value of a contract is the total value of a contract, minus any applicable premium tax charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuity Service Office.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page 24. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

Without our prior approval, you may not make a partial withdrawal:

      -     for an amount less than $100, or

      - if the remaining total value of your contract would be less than $500.

A partial withdrawal is not a loan and cannot be repaid.

You may not make any surrenders or partial withdrawals under an immediate annuity contract or once we begin making payments under an annuity option for a deferred annuity contract.

SYSTEMATIC WITHDRAWAL PLAN

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 15. The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

      - you may elect the plan only if the total value of your contract equals $25,000 or more;

      -     the amount of each systematic withdrawal must equal at least $100;

      - if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you;

      -     you may cancel the plan at any time; and

      - you cannot use this plan if you are participating in the dollar-cost averaging program, or if we are making payments under an annuity option.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

GUARANTEED MINIMUM DEATH BENEFIT

If the annuitant under a deferred contract dies before the contract's date of maturity, we will pay a death benefit. If the death occurs before the contract anniversary nearest the annuitant's 65th birthday, we will pay the greater of:

      -     the total value of your contract, or

      - the total amount of premium payments made, minus any partial withdrawals you have made.

If the death occurs on or after the contract anniversary nearest the annuitant's 65th birthday, we will pay an amount equal to the total value of your contract.

We calculate the death benefit as of the day we receive, in proper order at the Annuity Service Office:

      -     proof of the annuitant's death, and

      -     any required instructions as to method of settlement.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $2,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 22.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

      -     JHLICO at the address shown on page 2, or

      -     the JHLICO representative who delivered the contract to you.

In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

WHO SHOULD PURCHASE A CONTRACT?

We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

      - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

      - non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section 408A of the Code;

      -     SIMPLE IRA plans adopted under Section 408(p) of the Code;

      - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

      - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 25.

When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee." Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

ADDITIONAL INFORMATION

DESCRIPTION OF JHLICO

We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and the District of Columbia. As of December 31, 2003, our assets were approximately $96 billion.

We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

We hold the Fund shares that support our variable investment options in John Hancock Variable Annuity Account U (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

The Account's assets, including the Funds' shares, belong to JHLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

All of JHLICO's general assets also support JHLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

INFORMATION ABOUT THE FUNDS.


We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


We invest the assets of each Sub-Account in NAV shares of a corresponding Fund of the Series Funds. The Funds available under the contracts are as follows:

       PORTFOLIO                 PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------    ----------------------    ----------------------------------------------------------
SMALL CAP GROWTH TRUST        Wellington Management
                              Company, LLP

MID CAP STOCK TRUST           Wellington Management     seeks long-term growth of capital by investing
                              Company, LLP              primarily in equity securities of mid-size companies
                                                        with significant capital appreciation potential.

       PORTFOLIO                 PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------    ----------------------    ----------------------------------------------------------
INTERNATIONAL EQUITY          SsgA Funds                seeks to track the performance of broad-based equity
INDEX TRUST                   Management, Inc.          indices of foreign companies in developed and emerging
                                                        markets by attempting to track the performance of the MSCI
                                                        All Country World ex-US Index*. (Series I shares are
                                                        available for sale to contracts purchased prior to May 13,
                                                        2002; Series IIshares are available for sale to contracts
                                                        purchased on or after May 13, 2002)

OVERSEAS EQUITY TRUST         Capital Guardian
                              Trust Company

       PORTFOLIO                 PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------    ----------------------    ----------------------------------------------------------
LARGE CAP GROWTH TRUST        Fidelity Management &     seeks long-term growth of capital by investing,
                              Research Company          under  normal market conditions, at least 80% of its net
                                                        assets (plus any borrowings for investment purposes) in
                                                        equity securities of companies with large market
                                                        capitalizations.

BLUE CHIP GROWTH TRUST        T. Rowe Price             seeks to achieve long-term growth of capital (current
                              Associates, Inc.          income is a secondary objective) by investing, under
                                                        normal market conditions, at least 80% of the portfolio's
                                                        total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the
                                                        portfolio are expected to pay dividends.

       PORTFOLIO                 PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------    ----------------------    ----------------------------------------------------------
REAL ESTATE SECURITIES        Deutsche Asset            seeks to achieve a combination of long-term capital
TRUST                         Management Inc.           appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus
                                                        any borrowings for investment purposes) in equity
                                                        securities of real estate investment trusts ("REITS") and
                                                        real estate companies.

MID VALUE TRUST               T. Rowe Price
                              Associates, Inc.

       PORTFOLIO                 PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------    ----------------------    ----------------------------------------------------------
GROWTH & INCOME II TRUST      Independence
                              Investment LLC

500 INDEX TRUST               MFC Global Investment     seeks to approximate the aggregate total return of a
                              Management (U.S.A.)       broad U.S. domestic equity market index by attempting
                              Limited                   to track the performance of the S&P 500 Composite Stock
                                                        Price Index*.

500 INDEX TRUST B             MFC Global Investment
                              Management (U.S.A.)
                              Limited

MANAGED TRUST                 Independence
                              Investment LLC

                              Capital Guardian

PORTFOLIO                                     PORTFOLIO MANAGER                INVESTMENT DESCRIPTION
-------------------------------------------   ------------------  ------------------------------------------------------
                                              Trust Company
                                              Declaration
                                              Management &
                                              Research LLC

HIGH YIELD TRUST                              Saloman Brothers    seeks to realize an above-average total return over a
                                              Asset Management    market cycle of three to five years, consistent with
                                              Inc                 reasonable risk, by investing primarily in high yield
                                                                  debt securities, including corporate bonds and other
                                                                  fixed-income securities.

GLOBAL BOND TRUST                             Pacific Investment  seeks to realize maximum total return, consistent with
                                              Management Company  preservation of capital and prudent investment management by investing the portfolio's assets
                                                                  primarily in fixed income securities denominated in
                                                                  major foreign currencies, baskets of foreign
                                                                  currencies (such as the ECU), and the U.S. dollar.

PORTFOLIO                                     PORTFOLIO MANAGER                INVESTMENT DESCRIPTION
-------------------------------------------   ------------------  ------------------------------------------------------
BOND INDEX TRUST B                            Declaration         (CLONE PORTFOLIO (EXPENSES CAPPED
                                              Management &
                                              Research

                                              John Hancock
                                              Advisers, LLC

U.S. GOVERNMENT SECURITIES TRUST              Saloman  Brothers   seeks a high level of current income consistent with
                                              Asset  Management   preservation of capital and maintenance of liquidity,
                                              Inc                 by investing in debt obligations and mortgage-backed
                                                                  securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities and
                                                                  derivative securities such as collateralized mortgage
                                                                  obligations backed by such securities. SHORT-TERM BOND
                                                                  TRUST Declaration Management & Research (VST PORTFOLIO
                                                                  NEW TO MIT) LLC

SHORT-TERM BOND TRUST                         Declaration
                                              Management &
                                              Research LLC

MONEY MARKET TRUST B                          MFC Global
                                              Investment
                                              Management
                                              (U.S.A.) Limited

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

The Funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the Fund expense table in the Fee Tables, are different for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The Series Fund receives investment advisory services from John Hancock Investment Services, LLC ("JHIS"). JHIS pays a portion of these fees to the Funds' managers.

The figures for the Funds shown in the Fund expense table are based on historical Fund expenses, as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the Funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

THE ACCUMULATION PERIOD

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                         dollar amount of transaction

                                             DIVIDED BY

                         value of one accumulation unit for the
                         applicable variable investment option at the time of such transaction

The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option.

Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                         number of accumulation units in the
                         variable investment options

                                        TIMES

                         value of one accumulation unit for the
                         applicable variable investment option at that time

THE ANNUITY PERIOD

DATE OF MATURITY FOR DEFERRED ANNUITY CONTRACTS

If your contract is a deferred contract, it will specify the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

You may subsequently select an earlier date of maturity or a later date, so long as it is not more than 5 years after the original date of maturity. The Annuity Service Office must receive your new selection at least 31 days prior to the new date of maturity. Also, if you are selecting or changing your date of maturity for a contract issued under a tax-qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 25.)

IMMEDIATE VARIABLE ANNUITY CONTRACTS

If your contract is an immediate contract, variable annuity payments will begin on a date mutually agreed upon between you and us. Normally, payments begin one month after the issue date of the contract, but must begin within one year. Immediate contracts may not be surrendered.

SELECTING AN ANNUITY OPTION

Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity.

Prior to the date of maturity, you may select a different annuity option by written notice to the Annuity Service Office. If no option is selected, then "Option A: life annuity with payments for 10 years guaranteed" will be used. The types of annuity options are described under "Annuity Options," beginning on page 22.

For immediate annuities, you select the annuity option at the time you purchase the contract.

If the initial monthly payment under an annuity option would be less than $20, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $20 minimum limitation, your beneficiary may elect an annuity option if:

      -     you have not made an election prior to the annuitant's death;

      - the beneficiary is entitled to payment of a death benefit of at least $2,000 in a single sum; and

      - the beneficiary notifies us of the election prior to the date the proceeds become payable.

If the total value of your contract, at death or surrender, is less than $2,000, no annuity option will be available.

VARIABLE MONTHLY ANNUITY PAYMENTS

During the annuity period, the total value of your contract must be allocated to no more than 4 investment options. During the annuity period, we offer annuity payments on a variable basis for each variable investment option. If you are using more than 4 investment options on the date of maturity, under a deferred contract, we will divide your contract's value (after deducting any premium tax charge that was not deducted from premium payments) among the 4 investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

      - we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

      - if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

      - if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

ANNUITY OPTIONS

Two basic annuity options are available:

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will determine the present value of the payments remaining in the guaranteed period. We will compute the present value using the same actuarial assumptions as we used in determining the amount of the initial annuity payment and using the variable investment option values next computed after we receive due proof of death. Ordinarily, we will make the payment within 7 days thereafter.

Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

ADDITIONAL OPTION FOR IMMEDIATE ANNUITIES: If your contract is an immediate annuity contract, we also make available a joint and last survivor life annuity. Under this annuity payment option, we make payments until both of two persons you name have died, but no minimum number of payments is guaranteed.

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions on the following page. (If your contract has joint owners, these provision apply upon the death of the first to die.)

In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

      - if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

      - if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

            (1)   paid out in full within five years of your death or

            (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

            (1) the surrender value if paid out in full within five years of your death, or

            (2) the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

Notice of the death of an owner or annuitant should be furnished promptly to the Annuity Service Office.

MISCELLANEOUS PROVISIONS

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Annuity Service Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant.

Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

      -     the rights of any assignees of record, and

      -     certain other conditions

An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

OUR INCOME TAXES

We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

UNDISTRIBUTED GAINS

We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

ANNUITY PAYMENTS

When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

SURRENDERS, WITHDRAWALS AND DEATH BENEFITS

When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

PENALTY FOR PREMATURE WITHDRAWALS

The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59-1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

PUERTO RICO ANNUITY CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

DIVERSIFICATION REQUIREMENTS

Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

CONTRACTS PURCHASED FOR A TAX QUALIFIED PLAN

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

TAX-FREE ROLLOVERS

If permitted under your plans, you may make a tax-free rollover from:

      -     a traditional IRA to another traditional IRA,

      - a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

      - a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

      - a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

TRADITIONAL IRAs

ANNUAL CONTRIBUTION LIMIT. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

      -     100% of compensation includable in your gross income, or

      - the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

CATCH-UP CONTRIBUTIONS. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

DEDUCTIBILITY OF CONTRIBUTIONS. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

The amount of your deduction is based on the following factors:

      - whether you or your spouse is an active participant in an employer sponsored retirement plan,

      -     your federal income tax filing status, and

      -     your "Modified Adjusted Gross Income."

Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

DISTRIBUTIONS. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

ROTH IRAs

ANNUAL CONTRIBUTION LIMIT. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

CATCH-UP CONTRIBUTIONS. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

DISTRIBUTIONS. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

      -     after you reach age 59 1/2,

      -     on your death or disability, or

      - to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

CONVERSION TO A ROTH IRA. You can convert a traditional IRA to a Roth IRA, unless

      -     you have adjusted gross income over $100,000, or

      -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

CATCH-UP CONTRIBUTIONS. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

DISTRIBUTIONS. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPs)

SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

DISTRIBUTIONS. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) PLANS

Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

ANNUAL CONTRIBUTION LIMIT. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

CATCH-UP CONTRIBUTIONS. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

DISTRIBUTIONS. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

      -     on the employee's separation from service, death, or disability,

      - with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

      - transfers and exchanges to other products that qualify under Section 403(b).

Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

"TOP-HEAVY" PLANS

Certain plans may fall within the definition of "top-heavy plans" under Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

SECTION 457 DEFERRED COMPENSATION PLANS

Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

      -     a state,

      -     a political subdivision of a state,

      - an agency or instrumentality or a state or political subdivision of a state, or

      -     a tax-exempt organization.

As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

The deferred compensation plan must satisfy several conditions, including the following:

      - the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

      - all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

ANNUAL CONTRIBUTION LIMIT. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

CATCH-UP CONTRIBUTIONS. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catchup limit." (See "Elective Catch-Up Limits," below.)

DISTRIBUTIONS. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

ELECTIVE DEFERRAL LIMITS

A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

ELECTIVE CATCH-UP LIMITS

A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to

$1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

WITHHOLDING ON ROLLOVER DISTRIBUTIONS

The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

PUERTO RICO ANNUITY CONTRACTS PURCHASED TO FUND A TAX-QUALIFIED PLAN

The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

SEE YOUR OWN TAX ADVISER

The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

Total return at the Account level is the percentage change between:

      - the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

      -     the value at the end of such period.

At the Account level, total return reflects adjustments for:

      -     any sales charges deducted from premiums

      -     the mortality and expense risk charges,

      -     any administrative charge, and

      -     any annual contract fee.

Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any sales charges or annual fees and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any sales charge.

REPORTS

At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

At meetings of the Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

CHANGES TO THE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

      - to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

      -     to add or delete variable investment options,

      -     to change the underlying investment vehicles,

      -     to operate the Account in any form permitted by law, and

      - to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any contract charges. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial premium payment,

      -     the size of the group or class,

      - the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

      - the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of ours.

You can purchase a contract either through Signator's registered representatives or through other broker-dealers whose representatives are authorized by applicable law to sell variable annuity products. We do not expect the compensation to such broker-dealers to exceed 3.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither John Hancock or Signator is obligated to sell any particular amount of contracts.

Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements and schedules of John Hancock Life Insurance Company at December 31, and for each of the three years in the period ended December 31, and the financial statements of Account at December 31, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

                            APPENDIX A: SPECIAL TERMS

We define or explain each of the following key words used in this prospectus on the pages shown below:

KEY WORD                                               PAGE
Accumulation units..................................      20
Annuitant...........................................      10
Annuity payments....................................      12
Annuity period......................................      12
Business day........................................      11
Contract year.......................................      10
Date of issue.......................................      10
Date of maturity....................................      10
Funds...............................................       2
Premium payments....................................      10
Surrender value.....................................      15
Surrender...........................................      15
Variable investment options.........................   cover
Withdrawal..........................................      15

                    APPENDIX B - ILLUSTRATIVE CONTRACT VALUE
              AND ANNUITY PAYMENT TABLES FOR ACCOMMODATOR CONTRACTS

The following tables present illustrative periodic contract values and annuity payments that would have resulted under a contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the nine specified variable investment options, assuming investment by each of those investment options in the corresponding fund of the Series Fund and its predecessors during the periods shown. We have not illustrated the other investment options because of the limited time that they have been available. The contracts described in this prospectus were first offered in 1990.

For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed separate accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market funds, as if the fund had been in existence prior to March 28, 1986, the date of its reorganization.

In the tables, we assume:

      - the owner made a single purchase payment of $10,000, net of any deductions from purchase payments,

      - charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services, and

      - actual investment management fees and other fund expenses for the periods illustrated have also been assessed.

Absent expense reimbursements by John Hancock to certain of the funds for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic contract values for each variable investment option which would have resulted under a contract, if the owner had made a net single purchase payment of $10,000. The contract values are based upon the investment performance of the corresponding fund.

Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly variable annuity payments for each variable investment option which would have been received by an annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

GROWTH & INCOME

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued January 2, 1975

                                 CONTRACT VALUE
                                ON DECEMBER 31
CONTRACT YEAR COMMENCING       OF THE SAME YEAR
------------------------       ----------------
January 1975..............        $ 12,819.53
January 1976..............          14,966.77
January 1977..............          13,228.08
January 1978..............          13,894.65
January 1979..............          15,986.35
January 1980..............          20,643.34
January 1981..............          20,623.76
January 1982..............          26,146.28
January 1983..............          31,543.15
January 1984..............          32,710.95
January 1985..............          43,647.01
January 1986..............          50,007.66
January 1987..............          51,447.97
January 1988..............          59,612.93
January 1989..............          76,444.82
January 1990..............          77,614.59
January 1991..............          96,797.31
January 1992..............         104,360.17
January 1993..............         117,099.32
January 1994..............         115,292.09
January 1995..............         153,196.34
January 1996..............         182,154.80
January 1997..............         234,162.54
January 1998..............         301,957.33
January 1999..............         347,462.43
January 2000..............         299,137.48
January 2001..............         251,482.37
January 2002..............         194,562.86
January 2003..............         240,537.19

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Payment of $100 in January 1975

                                           PAYMENT
MONTH                                     FOR MONTH
-----                                     ---------
January 1975........................       $100.00
January 1976........................        126.56
January 1977........................        141.12
January 1978........................        123.05
January 1979........................        125.58
January 1980........................        139.22
January 1981........................        172.58
January 1982........................        167.75
January 1983........................        204.49
January 1984........................        235.65
January 1985........................        237.41
January 1986........................        307.45
January 1987........................        348.17
January 1988........................        347.67
January 1989........................        384.54
January 1990........................        456.19
January 1991........................        462.96
January 1992........................        530.83
January 1993........................        583.54
January 1994........................        631.13
January 1995........................        602.56
January 1996........................        768.39
January 1997........................        888.58
January 1998........................      1,057.91
January 1999........................      1,512.89
January 2000........................      1,261.07
January 2001........................      1,023.31
January 2002........................        784.10
January 2003........................        906.11

The amounts shown are based on the investment performance of the Growth & Income Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                LARGE CAP GROWTH

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have--Resulted If a $10,000 Net--Purchase Payment Had Been Issued November 24, 1987

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                                                CONTRACT VALUE
                                                 ON DECEMBER 31
CONTRACT YEAR COMMENCING                        OF THE SAME YEAR
------------------------                        ----------------
November 1987.................................     $ 10243.86
November 1988.................................      11,672.16
November 1989.................................      14,984.57
November 1990.................................      15,863.60
November 1991.................................      19,703.88
November 1992.................................      21,447.52
November 1993.................................      24,167.30
November 1994.................................      23,693.18
November 1995.................................      30,879.50
November 1996.................................      36,157.66
November 1997.................................      46,879.34
November 1998.................................      64,751.95
November 1999.................................      79,537.96
November 2000.................................      64,661.60
November 2001.................................      52,789.20
November 2002.................................      37,722.94
November 2003.................................      46,916.02

                                                    PAYMENT
MONTH                                              FOR MONTH
-----                                              ---------
November 1987.................................      $100.00
November 1988.................................       110.03
November 1989.................................       136.28
November 1990.................................       137.37
November 1991.................................       142.37
November 1992.................................       172.31
November 1993.................................       194.04
November 1994.................................       187.98
November 1995.................................       225.72
November 1996.................................       262.63
November 1997.................................       322.95
November 1998.................................       387.15
November 1999.................................       492.82
November 2000.................................       468.60
November 2001.................................       325.90
November 2002.................................       239.39
November 2003.................................       223.87

The amounts shown above are based on the investment performance of the Large Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                 MID CAP GROWTH

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                                                  CONTRACT VALUE
                                                  ON DECEMBER 31
CONTRACT YEAR COMMENCING                         OF THE SAME YEAR
------------------------                         ------------------
September 1994.................................      $9922.70
September 1995.................................     13,357.06
September 1996.................................     17,236.19
September 1997.................................     17,576.34
September 1998.................................     18,377.45
September 1999.................................     19,131.08
September 2000.................................     20,692.61
September 2001.................................     21,065.88
September 2002.................................     16,366.62
September 2003.................................     23,919.36

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                                                 PAYMENT
                      MONTH                     FOR MONTH
                      -----                     ---------
September 1994.................................   $100.00
September 1995.................................    125.93
September 1996.................................    100.11
September 1997.................................    106.20
September 1998.................................    106.74
September 1999.................................    201.41
September 2000.................................    229.40
September 2001.................................    183.33
September 2002.................................    162.91
September 2003.................................    157.40

The amounts shown are based on the investment performance of the Mid Cap Growth fund (formerly the Small/Mid Cap Growth fund). All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                           INTERNATIONAL EQUITY INDEX

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 10, 1989

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in February 1989

                                                     CONTRACT VALUE
                                                     ON DECEMBER 31
              CONTRACT YEAR COMMENCING              OF THE SAME YEAR
              ------------------------              -----------------
February 1989...................................       $11110.62
February 1990...................................       10,127.48
February 1991...................................       12,370.78
February 1992...................................       12,046.28
February 1993...................................       15,754.61
February 1994...................................       14,645.35
February 1995...................................       15,661.96
February 1996...................................       16,931.02
February 1997...................................       15,921.47
February 1998...................................       19,045.02
February 1999...................................       24,676.49
February 2000...................................       20,175.26
February 2001...................................       15,919.99
February 2002...................................       13,368.41
February 2003...................................       18,792.96

                                                       PAYMENT
                            MONTH                     FOR MONTH
                            -----                    ------------
February 1989......................................   $100.00
February 1990......................................     97.16
February 1991......................................     90.62
February 1992......................................    105.09
February 1993......................................     99.92
February 1994......................................    126.30
February 1995......................................    106.20
February 1996......................................    118.06
February 1997......................................    119.29
February 1998......................................    112.74
February 1999......................................    127.77
February 2000......................................    150.21
February 2001......................................    128.59
February 2002......................................     91.54
February 2003......................................     75.51
February 2004......................................     75.97

The amounts shown above are based on the investment performance of the International Equity Index Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                               REAL ESTATE EQUITY

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 14, 1989

                                                    CONTRACT VALUE
                                                    ON DECEMBER 31
                                                      OF THE SAME
            CONTRACT YEAR COMMENCING                     YEAR
            ------------------------                ----------------
February 1989...................................        $10411.79
February 1990...................................         8,096.26
February 1991...................................        10,702.17
February 1992...................................        12,292.77
February 1993...................................        14,276.57
February 1994...................................        14,539.51
February 1995...................................        16,166.74
February 1996...................................        21,298.75
February 1997...................................        24,717.57
February 1998...................................        20,383.04
February 1999...................................        19,839.95
February 2000...................................        25,775.29
February 2001...................................        27,204.25
February 2002...................................        27,298.89
February 2003...................................        36,999.37

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in February 1989

                                                    PAYMENT
                        MONTH                      FOR MONTH
                        -----                      ---------
February 1989...................................   $100.00
February 1990...................................     96.30
February 1991...................................     86.16
February 1992...................................    101.00
February 1993...................................    117.29
February 1994...................................    121.19
February 1995...................................    115.20
February 1996...................................    128.27
February 1997...................................    163.25
February 1998...................................    175.99
February 1999...................................    141.41
February 2000...................................    137.07
February 2001...................................    168.53
February 2002...................................    174.36
February 2003...................................    163.06
February 2004...................................    134.50

The amounts shown above are based on the investment performance of the Real Estate Equity Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                     MANAGED

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 9, 1987

                                                 CONTRACT VALUE
                                                 ON DECEMBER 31
                                                  OF THE SAME
         CONTRACT YEAR COMMENCING                     YEAR
         ------------------------                ---------------
November 1987.................................      $10232.70
November 1988.................................      11,334.40
November 1989.................................      13,393.61
November 1990.................................      13,801.73
November 1991.................................      16,668.31
November 1992.................................      17,775.86
November 1993.................................      19,642.61
November 1994.................................      19,013.90
November 1995.................................      23,925.00
November 1996.................................      26,225.50
November 1997.................................      30,829.41
November 1998.................................      36,754.85
November 1999.................................      39,701.07
November 2000.................................      39,316.18
November 2001.................................      37,818.45
November 2002.................................      32,487.31
November 2003.................................      38,276.00

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                                                   PAYMENT
                        MONTH                     FOR MONTH
                        -----                    ------------
November 1987.................................      $100.00
November 1988.................................       110.31
November 1989.................................       122.50
November 1990.................................       116.05
November 1991.................................       138.17
November 1992.................................       144.89
November 1993.................................       159.95
November 1994.................................       150.56
November 1995.................................       174.25
November 1996.................................       187.53
November 1997.................................       210.06
November 1998.................................       230.11
November 1999.................................       254.74
November 2000.................................       256.32
November 2001.................................       210.67
November 2002.................................       195.29
November 2003.................................       143.45

The amounts shown above are based on the investment performance of the Managed Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                 SHORT-TERM BOND

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                                                   CONTRACT VALUE
                                                   ON DECEMBER 31
                CONTRACT YEAR COMMENCING          OF THE SAME YEAR
                ------------------------         -------------------
September 1994.................................     $ 9923.81
September 1995.................................     10,955.04
September 1996.................................     11,237.26
September 1997.................................     11,779.75
September 1998.................................     12,340.88
September 1999.................................     12,580.32
September 2000.................................     13,448.60
September 2001.................................     14,392.18
September 2002.................................     15,061.36
September 2003.................................     15,319.65

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                                                   PAYMENT
                       MONTH                      FOR MONTH
                       -----                     ------------
September 1994.................................    $100.00
September 1995.................................     103.33
September 1996.................................     103.12
September 1997.................................     104.45
September 1998.................................     106.75
September 1999.................................     105.07
September 2000.................................     106.60
September 2001.................................     112.62
September 2002.................................     113.30
September 2003.................................     100.69

The amounts shown above are based on the investment performance of the Short-Term Bond Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                   ACTIVE BOND

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued June 2, 1980

                                                                CONTRACT VALUE
                                                                ON DECEMBER 31
                                                                 OF THE SAME
CONTRACT YEAR COMMENCING                                             YEAR
------------------------                                        --------------
June 1980..................................................        $ 10,253.83
June 1981..................................................          10,562.69
June 1982..................................................          13,469.69
June 1983..................................................          14,149.83
June 1984..................................................          16,041.33
June 1985..................................................          19,306.75
June 1986..................................................          21,698.31
June 1987..................................................          22,052.03
June 1988..................................................          23,615.71
June 1989..................................................          26,354.41
June 1990..................................................          28,015.98
June 1991..................................................          32,360.46
June 1992..................................................          34,492.94
June 1993..................................................          37,828.50
June 1994..................................................          36,490.86
June 1995..................................................          43,187.99
June 1996..................................................          44,514.03
June 1997..................................................          48,526.20
June 1998..................................................          51,999.07
June 1999..................................................          50,997.13
June 2000..................................................          55,799.93
June 2001..................................................          59,592.35
June 2002..................................................          63,505.27
June 2003..................................................          67,187.70

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in June 1980

                                                                       Payment
Month                                                                 For Month
-----                                                                 ---------
June 1980..................................................           $ 100.00
June 1981..................................................              96.41
June 1982..................................................             105.17
June 1983..................................................             126.21
June 1984..................................................             120.98
June 1985..................................................             145.80
June 1986..................................................             165.31
June 1987..................................................             166.02
June 1988..................................................             172.28
June 1989..................................................             181.81
June 1990..................................................             187.02
June 1991..................................................             200.83
June 1992..................................................             215.21
June 1993..................................................             230.96
June 1994..................................................             224.68
June 1995..................................................             238.43
June 1996..................................................             243.64
June 1997..................................................             251.72
June 1998..................................................             268.27
June 1999..................................................             267.58
June 2000..................................................             256.51
June 2001..................................................             278.81
June 2002..................................................             283.60
June 2003..................................................             302.32

The amounts shown above are based on the investment performance of the Active Bond Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                  MONEY MARKET

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued May 13, 1982

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in May 1982

                                                        CONTRACT VALUE
                                                        ON DECEMBER 31
CONTRACT YEAR COMMENCING                               OF THE SAME YEAR
------------------------                               ----------------
May 1982......................................            $ 10482.07
May 1983......................................             11,284.20
May 1984......................................             12,347.06
May 1985......................................             13,220.56
May 1986......................................             13,966.07
May 1987......................................             14,753.06
May 1988......................................             15,728.09
May 1989......................................             17,018.29
May 1990......................................             18,236.49
May 1991......................................             19,134.06
May 1992......................................             19,633.91
May 1993......................................             20,033.99
May 1994......................................             20,646.91
May 1995......................................             21,624.80
May 1996......................................             22,551.18
May 1997......................................             23,545.36
May 1998......................................             24,579.76
May 1999......................................             25,565.94
May 2000......................................             26,907.45
May 2001......................................             27,686.98
May 2002......................................             27,816.98
May 2003......................................             27,803.15

                                                             Payment
Month                                                       For Month
-----                                                       ---------
May 1982......................................              $ 100.00
May 1983......................................                103.76
May 1984......................................                108.45
May 1985......................................                114.21
May 1986......................................                117.81
May 1987......................................                119.65
May 1988......................................                122.42
May 1989......................................                127.07
May 1990......................................                132.40
May 1991......................................                136.49
May 1992......................................                137.10
May 1993......................................                135.53
May 1994......................................                133.62
May 1995......................................                134.22
May 1996......................................                135.58
May 1997......................................                136.62
May 1998......................................                137.90
May 1999......................................                138.78
May 2000......................................                139.92
May 2001......................................                142.15
May 2002......................................                139.49
May 2003......................................                135.16

The amounts shown are based on the investment performance of the Money Market Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES


                          [TO BE UPDATED BY AMENDMENT]

                      STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 30, 2005


                         ACCOMMODATOR VARIABLE ANNUITY
               A DEFERRED OR IMMEDIATE VARIABLE ANNUITY CONTRACT,

                         INDEPENDENCE VARIABLE ANNUITY
               A DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY
                                 CONTRACT, AND

                     SIGNATURE IMMEDIATE VARIABLE ANNUITY I
                      A IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    FUNDED IN

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                                ----------------


This statement of additional information ("SAI"), dated April 30, 2005 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Accommodator Variable Annuity, Independence Variable Annuity, or Signature Immediate Variable Annuity I prospectuses dated May 1, 2004, of John Hancock Variable Annuity Account U (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the Accommodator Variable Annuity or Independence Variable Annuity prospectus may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-732-5543. A copy of the Signature Immediate Variable Annuity I may be obtained from the John Hancock Annuity Servicing Office, Annuities Division T-24, 200 Clarendon Street, Boston, Massachusetts 02117, telephone number 1-800-624-5155.


ACCT. U SAI 05/05

                                TABLE OF CONTENTS

DISTRIBUTION.................................................................................................    3
CALCULATION OF PERFORMANCE DATA..............................................................................    3
  MONEY MARKET VARIABLE INVESTMENT OPTIONS...................................................................    3
  OTHER VARIABLE INVESTMENT OPTIONS..........................................................................    3
    "Standardized" Total Return..............................................................................    3
    Yield....................................................................................................    4
    "Non-Standardized" Performance...........................................................................    4
OTHER PERFORMANCE INFORMATION................................................................................    4
CALCULATION OF ANNUITY PAYMENTS..............................................................................    4
    Calculation of Annuity Units.............................................................................    4
    Annuity Unit Values......................................................................................    6
    Mortality Tables.........................................................................................    6
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES.........................................................    6
    Net Investment Rate......................................................................................    6
    Adjustment of Units and Values...........................................................................    7
    Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values....    7
PURCHASES AND REDEMPTIONS OF FUND SHARES.....................................................................    7
THE ACCOUNT..................................................................................................    7
DELAY OF CERTAIN PAYMENTS....................................................................................    7
LIABILITY FOR TELEPHONE TRANSFERS............................................................................    8
VOTING PRIVILEGES............................................................................................    8
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS............................................................

DISTRIBUTION

      The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services during the past three fiscal years were as follows:

YEAR                                                     AMOUNT PAID TO SIGNATOR
----                                                     -----------------------
2004...................................................
2003...................................................     $  18,242,108
2002...................................................     $  22,711,928

CALCULATION OF PERFORMANCE DATA

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

             Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"STANDARDIZED" TOTAL RETURN

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                              P x ( 1 + T )(n) = ERV

           where P = a hypothetical initial premium payment of $1,000 T = average annual total return n = number of years
                       ERV = ending redeemable value of a hypothetical
                            $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

YIELD

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                       a - b
                           Yield = 2[ ------- + 1](6) - 1
                                         cd
       where:    a = net investment income earned during the period by the
                     fund whose shares are owned by the variable investment option

                 b = expenses accrued for the period (net of any reimbursements)

                 c = the average daily number of accumulation units outstanding during the period

                 d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

"NON-STANDARDIZED" PERFORMANCE

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, withdrawal charge or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

OTHER PERFORMANCE INFORMATION

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

CALCULATION OF ANNUITY PAYMENTS

CALCULATION OF ANNUITY UNITS

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                   the amount of the initial monthly variable annuity payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                 investment option as of 10 calendar days prior
                     to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

      (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

      (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

For any period, the net investment rate for a variable investment option equals

      (1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

      (2) for each calendar day in the period, a deduction of 0.002740% (the charges for mortality and expense risks and administrative services) of the value of the variable investment option at the beginning of the period, and less

      (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $109.60 assuming a one day period. The $109.60 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00002740. By substituting in the first formula above, the net investment rate is equal to $3890.40 ($2000 + $3000 - $1000 - $109.60)
divided by $4,000,000 or 0.0009726.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009726)] or $11.260942. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .00096726) x ..99990575] or $1.0859529. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.


PURCHASES AND REDEMPTIONS OF FUND SHARES

John Hancock purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

THE ACCOUNT

In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

DELAY OF CERTAIN PAYMENTS

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

      (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

      (2)   when trading on that Exchange is restricted;

      (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

      (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

      -     requiring personal identification,

      -     tape recording calls, and

      -     providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

VOTING PRIVILEGES

Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

At a shareholders' meeting, you may give instructions regarding:

      (1)   the election of a Board of Trustees,

      (2)   the ratification of the selection of independent auditors,

      (3) the approval of a Series Fund's investment management agreements, and

      (4)   other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

We will furnish you information and forms so that you may give voting instructions.

We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                              Financial Statements

                           To be Updated by Amendment

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.


[TO BE UPDATED BY AMENDMENT]


(B) EXHIBITS:

1. John Hancock Board Resolution establishing the Continuing Separate Account, dated January 14, 1985, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1995.

2.      Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

   (b) Specimen Variable Contracts Selling Agreement between Signator Investors,Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a). Form of periodic payment deferred annuity contract (80-70), included in Post-Effective Amendment No. 17 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in December 1979.

   (b) Form of single premium deferred annuity contract (78-71), included in Post-Effective Amendment No. 14 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in April 1978.

   (c) Form of single premium immediate annuity contract (80-72), included in Post-Effective Amendment No. 17 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in December 1979.

   (d) Forms of endorsement (92-8 and 92-9) for periodic premium deferred annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1995.

   (e) Form of endorsement (92-10) for single premium deferred annuity contract to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.

   (f) Forms of endorsement (92-11, 92-12 and 92-13) for single premium immediate annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.

   (g) Forms of endorsement (92-7) containing distribution provisions applicable to certain plans, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.

5. (a) Form of periodic premium deferred annuity contract application (80-70), included in Post-Effective Amendment No. 17 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in December 1979.

   (b) Form of single premium deferred annuity contract application (78-71), included in Post-Effective Amendment No. 14 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in April 1978.

   (c) Form of single premium immediate annuity contract application (80-72), included in Post-Effective Amendment No. 17 to Form N-1 Registration Statement of John Hancock Variable Account A (File No. 2-38827) filed in December 1979.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

   (b) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

   (c) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.       Not Applicable.

8.       Not Applicable.

9. Opinion and Consent of Counsel, is hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 28, filed with the Commission on February 2, 1987.


10. (a) Representation of Counsel, Incorporated by reference to Post-Effective Amendment # 47 to the registration statement filed April 28, 2004.



    (b)  Consent of independent auditors, to be updated by amendment.


    (c)  Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A.

         Budd, John M. Connors, Jr., John M. De Ciccio, Richard B. DeWolfe, Robert E. Fast, Thomas P. Glynn, Michael C. Hawley, Edward H. Linde, R. Robert Popeo, and Robert J. Tarr are incorporated by reference to Post-Effective Amendment No. 2 to File No. 333-70734, filed on September 12, 2002. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-84783, filed on February 13, 2003.


    (d)  Powers of Attorney James M. Benson and Mark Newton - Filed Herewith.


11.      Not Applicable.

12.      Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at time of filing.

Directors                                                   Positions with the Depositor
---------                                                   ----------------------------
Foster L. Aborn                                         Director
Wayne A. Budd                                           Director, Executive Vice President and
                                                        General Counsel
John M. Connors, Jr.                                    Director
David F. D'Alessandro                                   Chairman, President and Chief Executive Officer
Robert J. Davis                                         Director
John M. De Ciccio                                       Director, Executive Vice President and Chief
                                                        Investment Officer
Richard B. DeWolfe                                      Director
Robert E. Fast                                          Director
Thomas P. Glynn                                         Director
Michael C. Hawley                                       Director
Edward H. Linde                                         Director
Judith A. McHale                                        Director
R. Robert Popeo                                         Director
Richard F. Syron                                        Director
Robert J. Tarr, Jr.                                     Director

Officers
--------
Thomas E. Moloney                                       Senior Executive Vice President and Chief Financial
                                                        Officer
Derek Chilvers                                          Executive Vice President, John Hancock, Chairman and Chief Executive
                                                        Officer of John Hancock International Holdings, Inc.
Michael Bell                                            Senior Executive Vice President
James M. Benson                                         Senior Executive Vice President
Maureen Ford Goldfarb                                   Executive Vice President
James E. Collins                                        Vice President and Corporate Secretary
Deborah H. McAneny                                      Executive Vice President
Robert F. Walters                                       Executive Vice President and Chief Information Officer
Joanne P. Acford                                        Senior Vice President
William J. Ball                                         Senior Vice President
Earl W. Baucom                                          Senior Vice President and Controller
Stephen P. Burgay                                       Senior Vice President
Jonathan Chiel                                          Senior Vice President and Deputy General Counsel
Jude A. Curtis                                          Senior Vice President and Chief Compliance Officer
Kathleen F. Driscoll                                    Senior Vice President
John T. Farady                                          Senior Vice President
Bruce M. Jones                                          Senior Vice President
Jeanne M. Livermore                                     Senior Vice President
Barbara L. Luddy                                        Senior Vice President
John Mastromarino                                       Senior Vice President and Chief Risk Officer
Ronald J. McHugh                                        Senior Vice President and Treasurer
James M. Morris II                                      Senior Vice President
Daniel L. Ouellette                                     Senior Vice President
A. Page Palmer                                          Senior Vice President
William H. Palmer                                       Senior Vice President
Joseph P. Paster                                        Senior Vice President
Jean Peters                                             Senior Vice President
Robert R. Reitano                                       Senior Vice President and Chief Investment Strategist
Donald B. Robitaille                                    Senior Vice President and Corporate Auditor
Diana L. Scott                                          Senior Vice President and Chief Privacy Officer
James A. Shepherdson, III.                              Senior Vice President
Klaus O. Shigley                                        Senior Vice President and Corporate Actuary
Michelle G. VanLeer                                     Senior Vice President
Robert H. Watts                                         Senior Vice President
Barry E. Welch                                          Senior Vice President
Earl W. Baucom                                          Senior Vice President and Controller
Ronald J. Bocage                                        Vice President and Counsel
Richard A. Boutilier                                    Vice President
George H. Braun                                         Vice President
William J. Briggs                                       Vice President
Brian Burnside                                          Vice President
Philip Clarkson                                         Vice President and Counsel
James E. Collins                                        Vice President and Corporate Secretary
Mark W. Davis                                           Vice President
Willma Davis                                            Vice President
Michael Dommeruth                                       Vice President
Todd Engelsen                                           Vice President
Michael M. Epstein                                      Vice President and Counsel
Carol Nicholson Fulp                                    Vice President
Scott S. Hartz                                          Vice President
Linda Honour                                            Vice President

Robert P. Horne                                         Vice President
Stephen F. Kelley                                       Vice President
James Logan                                             Vice President
James G. Marchetti                                      Vice President and Counsel
Charles J. McKenney                                     Vice President
C. Bruce Metzler                                        Vice President
Karen V. Morton-Grooms                                  Vice President and Counsel
Kenneth V. Nordstrom                                    Vice President
William L. Oakley                                       Vice President
Geraldine F. Pangaro                                    Vice President
Alpa A. Patel                                           Vice President
Deborah A. Poppel                                       Vice President
Mark Riley                                              Vice President
James R. Savage                                         Vice President
Alan R. Seghezzi                                        Vice President and Counsel
Paul J. Strong                                          Vice President
Michael H. Studley                                      Vice President and Counsel
Brooks E. Tingle                                        Vice President
Loida R. Abraham                                        Second Vice President
Roy V. Anderson                                         Second Vice President
Wendy A. Benson                                         Second Vice President
Stephen J. Blewitt                                      Second Vice President
Floyd S. Carman                                         Second Vice President
Louise Corcoran                                         Second Vice President
Frederic W. Corwin, Jr.                                 Second Vice President
Marjorie Dolan                                          Second Vice President
Joseph A. Fournier                                      Second Vice President
Paul F. Hahesy                                          Second Vice President
John F. Heavey                                          Second Vice President
E. Kendall Hines                                        Second Vice President
Jonathan Kutrubes                                       Second Vice President
Lily M. Lee                                             Second Vice President
Lynne E. Martel                                         Second Vice President
Janis K. McDonough                                      Second Vice President
Frederick W. McManus                                    Second Vice President
Peter J. Mongeau                                        Second Vice President
Laura A. Moore                                          Second Vice President
Colm D. Mullarkey                                       Second Vice President
Barry S. Nectow                                         Second Vice President
Phillip J. Peters                                       Second Vice President
John W. Pluta                                           Second Vice President
Emanuel Alves                                           Associate Secretary
Elizabeth A. Clark                                      Assistant Secretary
Antoniette Ricci                                        Assistant Secretary
Julie H. Indge                                          Assistant Treasurer
Kevin J. McWilliams                                     Assistant Treasurer
Peter S. Mitsopoulos                                    Peter S. Mitsopoulosq
Peter Scavongelli                                       State Compliance Officer

The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2004 appears below:

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                                                                     JURISDICTION OF
AFFILIATE                                                                     LEGAL ID  % OF EQUITY   INCORPORATION     DIVISION
---------                                                                     --------  -----------   -------------     --------
MANULIFE FINANCIAL CORPORATION                                                  0002       100          CANADA          Corporate
  John Hancock Holdings (Delaware) LLC                                          0275       100          Delaware        Corporate
     John Hancock Financial Services, Inc.                                      0003       100          Delaware        Corporate
  The Manufacturers Life Insurance Company                                      0001       100          Canada          Corporate
     Manulife Bank of Canada                                                    0058       100          Canada          Canadian
     Manulife Financial Services Inc.                                           0199       100          Canada          Canadian
     Manulife Securities International Ltd.                                     0079       100          Canada          Canadian
     Manulife Canada Ltd.                                                       0157       100          Canada          Canadian
     First North American Insurance Company                                     0111       100          Canada          Canadian
     Equinox Financial Group, Inc.                                              0239       100          Canada          Canadian
       EIS Insurance Services, Inc.(1.)                                                     50          Canada          Canadian
       2733854 Canada Ltd. (2.)                                                            100          Canada          Canadian
     JLOC Holding Company                                                                   30        Cayman Islands    Corporate
     Opportunity Finance Company                                                            30        Cayman Islands    Corporate
     Cantay Holdings Inc.                                                       0051       100          Ontario         Corporate
     Canaccord Capital Inc.                                                              13.07       British Columbia   Corporate
     Regional Power Inc.                                                        0136     83.50          Canada          Corporate
       Addalam Power Corporation.                                                           50          Philippines     Investments
     Manulife Data Services Inc.                                                0081       100          Barbados        Corporate
     Manulife Enterprises (Alberta) Limited                                     0276       100          Alberta         Corporate
       Manulife Enterprises (Bermuda) Limited                                   0277       100          Bermuda         Corporate
     Manulife Capital Inc.                                                      0278       100          Canada          Corporate
     P.V.S. Preferred Vision Services Inc.                                                  20          Canada          Investments
     880 Belgrave Way Holdings Ltd.                                                        100      British Columbia    Investments
     Churchill Office Park Limited                                                          45          Canada          Investments
     Landex Properties Ltd.                                                     0238       100      British Columbia    Investments
     Enterprise Capital Management Inc.                                                     20          Ontario         Investments
     6212344 Canada Limited                                                     0272       100          Canada          Investments
     SEAMARK Asset Management Ltd.                                                       35.01          Canada          Investments
     1293319 Ontario Inc.                                                       0170       100          Ontario         Investments
     3426505 Canada Inc.                                                        0161       100          Canada          Investments
     FNA Financial Inc.                                                         0115       100          Canada          Investments
       Elliot & Page Limited                                                    0116       100          Ontario         Investments
     NAL Resources Limited                                                      0117       100          Alberta         Investments
     NAL Resources Management Limited                                           0120       100          Canada          Investments
       1050906 Alberta Ltd.                                                     0127       100          Alberta         Investments
     2015500 Ontario Inc.                                                       0154       100          Ontario         Investments
     NALC Holdings Inc.(3)                                                      0103        50          Ontario         Investments
     2015401 Ontario Inc.                                                       0140       100          Ontario         Investments
     2024385 Ontario Inc.                                                       0153       100          Ontario         Investments
     Cavalier Cable, Inc.(4.)                                                               78          Delaware        Investments
     MFC Global Investment Management (U.S.A.) Limited                          0156       100          Canada          Investments
     Resolute Energy Inc.                                                                11.42          Alberta         Investments
     Micro Optics Design Corporation                                                     17.69          Nevada          Investments
     PK Liquidating Company II, LLC                                                         18          Delaware        Investments
     Intrepid Energy Corp.                                                                  19          Alberta         Investments
     Avotus Corp.                                                                        10.13          Canada          Investments
     Manulife Holdings (Alberta) Limited                                        0201       100          Alberta         U.S.
       Manulife Holdings (Delaware) LLC                                         0205       100          Delaware        U.S.
         The Manufacturers Investment Corporation                               0087       100          Michigan        U.S.

                                                                                                JURISDICTION OF
AFFILIATE                                                               LEGAL ID  % OF EQUITY    INCORPORATION      DIVISION
---------                                                               --------  -----------   ---------------     --------
      Manulife Reinsurance Limited                                         0067       100          Bermuda         Reinsurance
        Manulife Reinsurance (Bermuda) Limited                             0203       100          Bermuda         Reinsurance
      John Hancock Life Insurance Company (U.S.A.)(5.)                     0019       100          Michigan        U.S.
        The Manufacturers Life Insurance Company of America                0017       100          Michigan        U.S.
        Manulife Service Corporation                                       0007       100          Colorado        U.S.
        John Hancock Distributors LLC(6.)                                  0005       100          Delaware        U.S.
        Aegis Analytical Corporation                                                15.41          Delaware        Investments
        John Hancock Investment Management Services, LLC(7.)               0097        60          Delaware        U.S.
        John Hancock Life Insurance Company of New York(8.)                0094       100          New York        U.S.
        Ironside Venture Partners I LLC                                    0196       100          Delaware        Investments
           NewRiver Investor Communications Inc.                                    11.29          Delaware        Investments
        Polymerix Corporation                                                        11.4          Delaware        Investments
        Ennal, Inc.                                                        0124       100          Delaware        U.S.
        Ironside Venture Partners II LLC                                   0197       100          Delaware        Investments
        Manulife Property Management of Washington, D.C., Inc.                        100          Wash., D.C.     Investments
        Avon Long Term Care Leaders LLC                                    0158       100          Delaware        U.S.
        ESLS Investment Limited, LLC                                                   25          Ohio            Corporate
        Flex Holding, LLC                                                            27.7          Delaware        Corporate
           Flex Leasing I, LLC                                                      99.99          Delaware        Corporate
        Manulife Leasing Co., LLC                                                      80          Delaware        Corporate
        Dover Leasing Investments, LLC                                                 99          Delaware        Corporate
        MCC Asset Management, Inc.                                         0186       100          Delaware        U.S.
MFC Global Fund Management (Europe) Limited                                           100          England         Investments
  MFC Global Investment Management (Europe) Limited                        0064       100          England         Investments
WT (SW) Properties Ltd.                                                    0082       100          England         Corporate
Manulife Europe Ruckversicherungs-Aktiengesellschaft                       0138       100          Germany         Reinsurance
  Manulife Holdings (Bermuda) Limited                                      0147       100          Bermuda         Reinsurance
    Manulife Management Services Ltd.                                      0191       100          Barbados        Reinsurance
    Manufacturers P&C Limited                                              0036       100          Barbados        Reinsurance
    Manufacturers Life Reinsurance Limited                                 0049       100          Barbados        Reinsurance
FCM Holdings Inc.                                                          0104       100          Philippines     Asia
Manulife (Singapore) Pte. Ltd.                                             0014       100          Singapore       Asia
  John Hancock Life Assurance Company, Ltd.                                           100          Singapore       Asia
The Manufacturers Life Insurance Co. (Phils.), Inc.                        0164       100          Philippines     Asia
  FCM Plans, Inc.                                                          0155       100          Philippines     Asia
  Manulife Financial Plans, Inc.                                           0187       100          Philippines     Asia
Manulife (Vietnam) Limited                                                 0188       100          Vietnam         Asia
Manulife International Holdings Limited                                    0152       100          Bermuda         Asia
  Manulife Provident Funds Trust Company Limited                           0163       100          Hong Kong       Asia
  Manulife Asset Management (Asia) Limited                                            100          Barbados        Asia
    Manulife Asset Management (Hong Kong) Limited                          0078       100          Hong Kong       Asia
    P.T. Manulife Aset Manajemen Indonesia                                 0141        85          Indonesia       Asia
      P.T. Buanadaya Sarana Informatika(9.)                                            96          Indonesia       Asia
  Manulife (International) Limited                                         0028       100          Bermuda         Asia
    Manulife-Sinochem Life Insurance Co. Ltd.                              0043        51          China           Asia
    The Manufacturers (Pacific Asia) Insurance Company Limited             0061       100          Hong Kong       Asia
    Manulife Consultants Limited                                                      100          Hong Kong       Asia
    Manulife Financial Shareholdings Limited                                          100          Hong Kong       Asia
    Manulife Financial Management Limited                                             100          Hong Kong       Asia
    Manulife Financial Group Limited                                                  100          Hong Kong       Asia
    Manulife Financial Investment Limited                                             100          Hong Kong       Asia

                                                                                                 JURISDICTION OF
AFFILIATE                                                                 LEGAL ID  % OF EQUITY   INCORPORATION   DIVISION
---------                                                                 --------  -----------  ---------------  --------
P.T. Asuransi Jiwa Manulife Indonesia                                        0042        71          Indonesia      Asia
  P.T. Asuransi Jiwa Arta Mandiri Prima                                      0075        99          Indonesia      Asia
  P.T. Manulife Intijaya                                                                 90          Indonesia      Asia
  P.T. Manulife Intisari                                                                 95          Indonesia      Asia
6306471 Canada Inc.                                                          0282       100          Canada         Corporate
  CDF (Thailand) Ltd.                                                        0287        90          Thailand       Asia
    OQC (Thailand) Ltd.(10.)                                                 0288        51          Thailand       Asia
      Interlife John Hancock Assurance Public Company Limited(11.)           0286        70          Thailand       Asia
Manulife Technology & Services Sdn Bhd                                       0285       100          Malaysia       Asia
Manulife Alberta Limited                                                     0279       100          Alberta        Corporate
  Manulife European Holdings (Bermuda) Limited                               0270       100          Bermuda        Corporate
    Manulife European Investments (Luxembourg) S.a.r.l.                      0271       100          Luxembourg     Corporate
      Manulife Hungary Holdings Limited(12.)                                 0149        99          Hungary        Corporate
MLI Resources Inc.                                                           0193       100          Alberta        Corporate
  Manulife Life Insurance Company(13.)                                       0180     35.02          Japan          Japan
    MFC Global Investment Management (Japan) Limited                         0208       100          Japan          Japan
  Manulife Century Investments (Bermuda) Limited                             0172       100          Bermuda        Corporate
    Manulife Century Investments (Luxembourg) S.A.                           0173       100          Luxembourg     Corporate
      Manulife Century Investments (Netherlands) B.V.                        0174       100          Netherlands    Corporate
        Manulife Premium Collection Co., Ltd.(14.)                           0178        57          Japan          Japan
        Y.K. Manulife Properties Japan                                       0142       100          Japan          Japan
        Daihyaku Manulife Holdings (Bermuda) Limited                         0175       100          Bermuda        Corporate
        Manulife Century Holdings (Netherlands) B.V.                         0195       100          Netherlands    Corporate
Manulife Holdings (Hong Kong) Limited                                        0015       100          Hong Kong      Asia
Manulife (Malaysia) SDN.BHD.                                                 0074       100          Malaysia       Asia
Manulife Financial Systems (Hong Kong) Limited                               0053       100          Hong Kong      Asia

--------------------------


(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.



(2.)  Inactive subsidiaries are noted in italics.



(3.)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.



(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).



(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.



(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.



(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.



(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.



(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.



(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.



(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.



(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.



(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.



(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

Registrant had 10,154 Contract Owners as of December 31, 2004.

ITEM 28. INDEMNIFICATION

Pursuant to Article 8 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)   OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

NAME                                 TITLE
----                                 -----
James M. Morris, II        Chairman, CEO and Director
Wendy A. Benson            President, COO and Director
Jude A. Curtis             Executive Vice President Director
Katherine P. Klingler      Vice President
Richard A. Brown           Treasurer
Grant D. Ward              Secretary/Clerk
Michael A. Bell            Director
Wayne A. Budd              Director
Ronald J. McHugh           Director
Daniel L. Ouellette        Director
William H. Palmer          Director
Francis J. Taft            Director

-----------
All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
      Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
      Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Boston, Massachusetts on this 28 day of February, 2005.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY
    (Depositor)

By: /s/ James M. Benson
    ___________________
    James M. Benson
    President

JOHN HANCOCK LIFE INSURANCE COMPANY

By: /s/ James M. Benson
    ___________________
    James M. Benson
    President

Product Name: Accommodator
File Number: 002-38827


                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.



Signature                                          Title
---------                                          -----
/s/ JAMES M. BENSON                                President and CEO
------------------------                           (Principal Executive Officer)
James M. Benson

/s/ STEVEN FINCH
------------------------                           Senior Vice President and CFO
Steven Finch                                       (Principal Financial Officer)


*                                                  Chairman of the Board
------------------------
Dominic D'Alessandro

*                                                  Director
------------------------
James M. Benson

*                                                  Director
------------------------
Jonathan Chiel

------------------------                           Director
John D. DesPrez, III

*                                                  Director
------------------------
Donald A. Guloien

*                                                  Director
------------------------
Beverly S. Margolian

*                                                  Director
------------------------
Robert R. Reitano

*                                                  Director
------------------------
Peter H. Rubenovitch

/s/ John D. Desprez, III
------------------------
JOHN D. DESPREZ, III
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

Exhibits


Item 24(B)10(d) Powers of Attorney
                James M. Benson and Mark Newton